Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total		Equity attributable to equity holders of Shinhan Financial Group Co., Ltd.	Common Stock	Hybrid Bonds	Capital Surplus	Capital Adjustments	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Non Controlling Interest
Beginning Balance at Dec. 31, 2016	₩ 31,744,980		₩ 31,109,698	₩ 2,645,053	₩ 498,316	₩ 9,887,335	₩ (458,461)	₩ (102,583)	₩ 18,640,038	₩ 635,282
Total comprehensive income for the year:
Profit for the year	2,949,205		2,918,816	0	0	0	0	0	2,918,816	30,389
Other comprehensive income (loss), net of income tax:
Foreign currency translation adjustments	(194,172)		(193,474)	0	0	0	0	(193,474)	0	(698)
Net change in unrealized fair value of available-for-sale financial assets	(323,127)		(322,056)	0	0	0	0	(322,056)	0	(1,071)
Equity in other comprehensive income of associates	(21,966)		(21,966)	0	0	0	0	(21,552)	(414)	0
Net change in unrealized fair value of cash flow hedges	15,904		15,904	0	0	0	0	15,904	0	0
Other comprehensive income of separate account	(9,278)		(9,278)	0	0	0	0	(9,278)	0	0
Remeasurements of defined benefit plans	103,525		103,305					103,305	0	220
Total other comprehensive income (loss)	(429,114)		(427,565)	0	0	0	0	(427,151)	(414)	(1,549)
Total comprehensive income for the year	2,520,091		2,491,251	0	0	0	0	(427,151)	2,918,402	28,840
Other changes in equity:
Dividends	(687,589)		(687,589)	0	0	0	0	0	(687,589)	0
Dividends to hybrid bonds	(17,678)		(17,678)	0	0	0	0	0	(17,678)	0
Issuance of hybrid bonds	224,466		224,466	0	224,466	0	0	0	0	0
Redemption of hybrid bonds	(300,000)		(300,000)	0	(298,861)	0	(1,139)	0	0	0
Acquisition of treasury stock	0	[1]	0	0	0	0	0	0	0	0
Change in other capital adjustments	72		72	0	0	0	61,565	0	(61,493)	0
Change in other non-controlling interests	219,275		0	0	0	0	0	0	0	219,275
Other changes in equity	(561,454)		(780,729)	0	(74,395)	0	60,426	0	(766,760)	219,275
Ending Balance at Dec. 31, 2017	33,703,617		32,820,220	2,645,053	423,921	9,887,335	(398,035)	(529,734)	20,791,680	883,397
Other changes in equity:
Redemption of preferred stock	0		0	0	0	0	0	0	0	0
Adoption effect of IFRS9, net of tax (Note 51)	(532,020)		(528,865)	0	0	0	0	(277,011)	(251,854)	(3,155)
Profit for the year	3,198,265		3,156,722	0	0	0	0	0	3,156,722	41,543
Gain on financial asset at fair value through other comprehensive income	181,098		179,793	0	0	0	0	179,793	0	1,305
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	(54,333)		(54,333)	0	0	0	0	(54,333)	0	0
Foreign currency translation adjustments	19,983		20,465	0	0	0	0	20,465	0	(482)
Net change in unrealized fair value of available-for-sale financial assets	0		0	0	0	0	0	0	0	0
Equity in other comprehensive income of associates	7,435		7,435	0	0	0	0	7,435	0	0
Net change in unrealized fair value of cash flow hedges	(20,192)		(20,192)	0	0	0	0	(20,192)	0	0
Other comprehensive income of separate account	8,676		8,676	0	0	0	0	8,676	0	0
Remeasurements of defined benefit plans	(93,098)		(92,687)	0	0	0	0	(92,687)	0	(411)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	1,723		1,723	0	0	0	0	1,723	0
Total other comprehensive income (loss)	51,292		50,880	0	0	0	0	50,880	0	412
Total comprehensive income for the year	3,249,557		3,207,602	0	0	0	0	50,880	3,156,722	41,955
Dividends	(687,589)		(687,589)	0	0	0	0	0	(687,589)	0
Dividends to hybrid bonds	(40,357)		(40,357)	0	0	0	0	0	(40,357)	0
Issuance of hybrid bonds	1,107,838		1,107,838	0	1,107,838	0	0	0	0	0
Redemption of hybrid bonds	0		0	0	0	0	0	0	0	0
Acquisition of treasury stock	(155,923)	[1]	(155,923)	0	0	0	(155,923)	0	0	0
Change in other capital adjustments	2,699		2,699	0	0	8,153	1,063	0	(6,517)	0
Change in other non-controlling interests	3,608		0	0	0	0	0	0	0	3,608
Other changes in equity	230,276		226,668	0	1,107,838	8,153	(154,860)	0	(734,463)	3,608
Reclassification of OCI retained earnings	0		0	0	0	0	0	2,645	(2,645)	0
Ending Balance at Dec. 31, 2018	36,651,430		35,725,625	2,645,053	1,531,759	9,895,488	(552,895)	(753,220)	22,959,440	925,805
Other changes in equity:
Redemption of preferred stock	0		0	0	0	0	0	0		0
Profit for the year	3,642,384		3,403,497						3,403,497	238,887
Gain on financial asset at fair value through other comprehensive income	365,109		297,652					297,652		67,457
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	162,967		150,678					150,678		12,289
Foreign currency translation adjustments	105,771		104,388					104,388		1,383
Equity in other comprehensive income of associates	3,294		3,294					3,294
Net change in unrealized fair value of cash flow hedges	(18,589)		(15,960)					(15,960)		(2,629)
Other comprehensive income of separate account	10,427		10,427					10,427
Remeasurements of defined benefit plans	(54,644)		(54,850)					(54,850)		206
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(8,425)		(8,425)					(8,425)
Total other comprehensive income (loss)	565,910		487,204					487,204		78,706
Total comprehensive income for the year	4,208,294		3,890,701					487,204	3,403,497	317,593
Dividends	(753,041)		(753,041)						(753,041)
Dividends to hybrid bonds	(61,993)		(61,993)						(61,993)
Issuance of hybrid bonds	199,476		199,476		199,476
Issuance of convertible preferred shares	747,791		747,791	87,410		660,381
Acquisition of treasury stock	(444,077)	[1]	(444,077)				(444,077)
Change in other capital adjustments	(126,536)		(126,536)			9,484	(119,798)		(16,222)
Change in other non-controlling interests	1,509,037									1,509,037
Other changes in equity	1,070,657		(438,380)	87,410	199,476	669,865	(563,875)		(831,256)	1,509,037
Reclassification of OCI retained earnings								5,860	(5,860)
Ending Balance at Dec. 31, 2019	₩ 41,930,381		₩ 39,177,946	₩ 2,732,463	₩ 1,731,235	₩ 10,565,353	₩ (1,116,770)	₩ (260,156)	₩ 25,525,821	₩ 2,752,435

[1]	The Group entered into a treasury stock trust agreement with Samsung Securities Co., Ltd., and acquired treasury stocks.